Private Equity Business (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Private Equity Investments [Line Items]
Investment at fair value	¥ 132,320	¥ 208,754	¥ 267,168	¥ 253,693
Investments	201,955	289,420
NPF [Member]
Schedule of Private Equity Investments [Line Items]
Investments made in entities entry	21
Investments made in entities exit	21
Investment at fair value	789	77,793
Ashikaga Holdings [Member]
Schedule of Private Equity Investments [Line Items]
Ownership percentage	47.00%
Terra Firma Investments [Member]
Schedule of Private Equity Investments [Line Items]
Investment at fair value	102,649	100,395
TFCP II [Member]
Schedule of Private Equity Investments [Line Items]
Ownership percentage	10.00%
Investments	213,000
Total commitment	21,295
Total commitment after recyclable distributions	4,064
Drawn down for investments	3,914
TFCP III [Member]
Schedule of Private Equity Investments [Line Items]
Ownership percentage	2.00%
Investments	568,000
Total commitment	10,750
Drawn down for investments	¥ 8,347